OTHER PAYABLES	6 Months Ended
Dec. 31, 2023
OTHER PAYABLES
OTHER PAYABLES

NOTE 11. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Professional service fees	¥2,246,101	¥304,474	$42,884
Distributors and employees	3,073,289	712,173	100,307
Accrued expenses	200,218	193,274	27,222
Others	299,402	478,245	67,360
Total	¥5,819,010	¥1,688,166	$237,773

	June 30,	December 31,	December 31,
	2022	2023	2023
		RMB	US Dollars
Related Parties	RMB	(Unaudited)	(Unaudited)
Expenses paid by the major shareholders	¥1,796,309	¥1,663,858	$234,350
Due to family members of the owners of BHD and FGS	545,159	545,159	76,784
Due to management staff for costs incurred on behalf of the Company	250,927	—	—
Total	¥2,592,395	¥2,209,017	$311,134